As filed with the Securities and Exchange Commission on May 11, 2011

Securities Act of 1933 Registration Number: 002-96141

Investment Company Act of 1940 Registration Number: 811-04244

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 37

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 34

SOUND SHORE FUND, INC.

(Exact name of Registrant as Specified in Charter)

3435 Stelzer Road

Columbus, Ohio 43219

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including area code: 617-824-1200

Lowell Haims

Sound Shore Management, Inc.

8 Sound Shore Drive

Greenwich, Connecticut 06830

(Name and Address of Agent for Service):

Copies to:

Margaret Bancroft, Esq.

Dechert LLP

1095 Avenue of the Americas, 30th Floor

New York, NY 10036-6797

It is proposed that this filing become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on May 1, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to Registrant’s registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Greenwich, State of Connecticut on May 10, 2011.

SOUND SHORE FUND, INC.

T. Gibbs Kane, Jr., President

By: /s/ T. Gibbs Kane, Jr.

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on May 10, 2011.

(a) Principal Executive Officer

/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr., President

(b) Principal Financial Officer

/s/ Charles S. Todd
Charles S. Todd, Treasurer

(c) All of the Directors

T. Gibbs Kane, Jr., Director*

Harry Burn, III, Director*

Harry W. Clark, Director*

H. Williamson Ghriskey Jr., Director*

David Blair Kelso, Director*

John J. McCloy, II, Director*

By: /s/ Charles S. Todd
Charles S. Todd, Attorney-in-fact*

*	Pursuant to powers of attorney filed as Other Exhibits to Post-Effective Amendment No. 33 via EDGAR on January 29, 2010, (accession number 0001193125-10-017000).

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase